UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31, 2010

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one):          [ ] is a restatement.
                                          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                     Stieven Capital Advisors, L.P.
Address:                  12412 Powerscourt Drive, Suite 250
                          St. Louis, MO  63131

13F File Number:          028-12969

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:                    Daniel M. Ellefson
Title:                   Officer - Managing Director
Phone:                   314-779-2450

Signature, Place, and Date of Signing:

/s/ Daniel M. Ellefson         St. Louis, MO         May 11, 2010

Report Type (Check only one):

[x]      13F HOLDINGS REPORT.
[ ]      13F NOTICE.
[ ]      13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
NONE

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                       0

Form 13F Information Table Entry Total:                  54

Form 13F Information Table Value Total:                  127,728
                                                         (thousands)

List of Other Included Managers:                         NONE

FORM 13F INFORMATION TABLE
AS OF DATE: 03-31-2010

                                    TITLE OF               VALUE    SHRS/     SHR/   PUT/   INVSTMT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                      CLASS      CUSIP       (x$1000) PRN AMT   PRN    CALL   DISCRTN   MGRS    SOLE    SHARED   NONE
______________                      _______    _____       _______  _______   ___    ___    _______   _____   _____   ______   ____
1ST UNITED BANCORP INC FLA          COM        33740N105   855      106200    SH            SOLE              106200
AMERICAN RIVER BANKSHARES           COM        029326105   403      50500     SH            SOLE              50500
ANNALY CAP MGMT INC                 COM        035710409   1585     92231     SH            SOLE              92231
BANK COMM HLDGS                     COM        06424J103   3075     650000    SH            SOLE              650000
BANK OF AMERICA CORPORATION         COM        060505104   3213     180000    SH            SOLE              180000
BANK OF MARIN BANCORP               COM        063425102   3557     107521    SH            SOLE              107521
BANK OF THE OZARKS INC              COM        063904106   2590     73599     SH            SOLE              73599
CAROLINA BK HLDGS INC GREENS        COM        143785103   497      142010    SH            SOLE              142010
CENTERSTATE BANKS INC               COM        15201P109   1738     141956    SH            SOLE              141956
CHIMERA INVT CORP                   COM        16934Q109   973      250000    SH            SOLE              250000
CITIZENS REPUBLIC BANCORP IN        COM        174420109   10805    9477713   SH            SOLE              9477713
CITIZENS SOUTH BKG CP DEL           COM        176682102   797      129600    SH            SOLE              129600
CYPRESS SHARPRIDGE INVTS INC        COM        23281A307   924      69070     SH            SOLE              69070
ENTERPRISE FINL SVCS CORP           COM        293712105   1434     129700    SH            SOLE              129700
FIFTH THIRD BANCORP                 COM        316773100   1371     101100    SH            SOLE              101100
FIRST CALIFORNIA FINANCIAL G        COM NEW    319395109   1584     600000    SH            SOLE              600000
FIRST CMNTY BANCSHARES INC N        COM        31983A103   3823     309053    SH            SOLE              309053
FIRST FINL BANCORP OH               COM        320209109   9965     560472    SH            SOLE              560472
FIRST MERCHANTS CORP                COM        320817109   5568     800000    SH            SOLE              800000
FIRST MIDWEST BANCORP DEL           COM        320867104   5171     381600    SH            SOLE              381600
FOX CHASE BANCORP                   COM        35137P106   1485     137373    SH            SOLE              137373
GLACIER BANCORP INC NEW             COM        37637Q105   2285     150000    SH            SOLE              150000
HANCOCK HLDG CO                     COM        410120109   3069     73400     SH            SOLE              73400
HERITAGE FINL CORP WASH             COM        42722X106   2907     192619    SH            SOLE              192619
HOME BANCORP INC                    COM        43689E107   557      39766     SH            SOLE              39766
HOME FED BANCORP INC MD             COM        43710G105   665      45800     SH            SOLE              45800
IBERIABANK CORP                     COM        450828108   4962     82692     SH            SOLE              82692
INDIANA COMMUNITY BANCORP           COM        454674102   1450     158491    SH            SOLE              158491
MB FINANCIAL INC NEW                COM        55264U108   3913     173700    SH            SOLE              173700
MERCANTILE BANK CORP                COM        587376104   1474     371308    SH            SOLE              371308
MERIDIAN INTERSTAT BANCORP I        COM        58964Q104   2853     274300    SH            SOLE              274300
MFA FINANCIAL INC                   COM        55272X102   3711     504150    SH            SOLE              504150
MIDSOUTH BANCORP INC                COM        598039105   834      50569     SH            SOLE              50569
ORIENTAL FINL GROUP INC             COM        68618W100   1688     125000    SH            SOLE              125000
ORRSTOWN FINL SVCS INC              COM        687380105   3298     130000    SH            SOLE              130000
PACIFIC CONTINENTAL CORP            COM        69412V108   2107     200700    SH            SOLE              200700
PNC FINL SVCS GROUP INC             COM        693475105   3863     64700     SH            SOLE              64700
PORTER BANCORP INC                  COM        736233107   832      63483     SH            SOLE              63483
REGIONS FINANCIAL CORP NEW          COM        7591EP100   3129     398600    SH            SOLE              398600
SCBT FINANCIAL CORP                 COM        78401V102   1474     39800     SH            SOLE              39800
SIERRA BANCORP                      COM        82620P102   1472     114200    SH            SOLE              114200
SIMMONS 1ST NATL CORP               CL A $1PAR 828730200   551      20000     SH            SOLE              20000
SMITHTOWN BANCORP INC               COM        832449102   1314     318232    SH            SOLE              318232
SOUTHERN CMNTY FINL CORP            COM        842632101   784      357832    SH            SOLE              357832
STERLING BANCSHARES INC             COM        858907108   1743     311300    SH            SOLE              311300
SUNTRUST BKS INC                    COM        867914103   2708     101100    SH            SOLE              101100
SUSQUEHANNA BANCSHARES INC P        COM        869099101   1573     160300    SH            SOLE              160300
TAYLOR CAP GROUP INC                COM        876851106   388      29895     SH            SOLE              29895
TOWER FINANCIAL CORP                COM        891769101   1543     200617    SH            SOLE              200617
UMPQUA HLDGS CORP                   COM        904214103   752      56725     SH            SOLE              56725
UNITED CMNTY BKS BLAIRSVLE G        CAP STK    90984P105   2205     500000    SH            SOLE              500000
WASHINGTON BKG CO OAK HBR WA        COM        937303105   695      55200     SH            SOLE              55200
WELLS FARGO & CO NEW                COM        949746101   2617     84100     SH            SOLE              84100
WINTRUST FINANCIAL CORP             COM        97650W108   2899     77922     SH            SOLE              77922